Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
No Nonpublic Material Information Taken into Account for Executive Compensation
Our Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant or any other equity compensation. The timing of any stock option grants to recipients in connection with new hires, promotions or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal year 2025, we did not award stock option grants to our named executive officers in the period beginning four business days before the filing or furnishing of a report disclosing material nonpublic information and ending one business day thereafter.

Award Timing Method	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal year 2025, we did not award stock option grants to our named executive officers in the period beginning four business days before the filing or furnishing of a report disclosing material nonpublic information and ending one business day thereafter.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant or any other equity compensation. The timing of any stock option grants to recipients in connection with new hires, promotions or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date).
MNPI Disclosure Timed for Compensation Value	false